Financial Instruments (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($) MW	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($) MW	Dec. 31, 2018 USD ($) MW	Dec. 31, 2017 USD ($) MW	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Risk management assets (Note 14 and 15)		$ 219,000,000		$ 146,000,000
Increase (decrease) in derivative forward power prices, reasonable possible	$ 6		$ 6
Decrease in base fair value		62,000,000
Decrease in sensitivity values		$ 9,000,000
Fixed-price contracts | Minimum
Disclosure of detailed information about financial instruments [line items]
Long-term fixed price power sale contract, delivery volume | MW		300				300
Fixed-price contracts | Maximum
Disclosure of detailed information about financial instruments [line items]
Long-term fixed price power sale contract, delivery volume | MW				380	380
Unit Contingent Power Purchases | Minimum
Disclosure of detailed information about financial instruments [line items]
Volume discount ranges, percent	2.20%	2.20%	2.20%
Sensitivity analysis in derivative, price discount, percent	1.10%	1.10%	1.10%
Sensitivity analysis in derivative, volume discount ranges, percent	8.60%	7.80%	7.80%
Unit Contingent Power Purchases | Maximum
Disclosure of detailed information about financial instruments [line items]
Volume discount ranges, percent	16.90%	2.76%	2.76%
Sensitivity analysis in derivative, price discount, percent	1.90%	1.90%	1.90%
Sensitivity analysis in derivative, volume discount ranges, percent	27.30%	10.50%	10.50%
Structured Products - Eastern U.S.
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis in derivative, basis relationship, percent		7.00%	7.00%
Sensitivity analysis in derivative, non-standard shape factors, percent		6.00%	6.00%
Sensitivity Analysis In Derivative, Implied Correlations, Percent	3000.00%
Sensitivity Analysis In Derivative, Implied Volatility And Correlation, Percent		1000.00%	1000.00%
Structured Products - Eastern U.S. | Minimum
Disclosure of detailed information about financial instruments [line items]
Basis relationship, percent	75.00%	75.00%	75.00%
Non-standard shape factors, percent	63.00%	71.00%	71.00%
Sensitivity analysis in derivative, basis relationship, percent	4.20%
Sensitivity analysis in derivative, non-standard shape factors, percent	4.00%
Implied volatility for shares, significant unobservable inputs, entity's own derivative	25.00%	18.00%	18.00%
Implied correlations for shares, significant unobservable inputs, entity's own derivative	70.00%	70.00%	70.00%
Sensitivity Analysis In Derivative, Implied Volatility, Percent	37.00%	2700.00%	2700.00%
Structured Products - Eastern U.S. | Maximum
Disclosure of detailed information about financial instruments [line items]
Basis relationship, percent	109.00%	159.00%	159.00%
Non-standard shape factors, percent	104.00%	88.00%	88.00%
Sensitivity analysis in derivative, basis relationship, percent	6.90%
Sensitivity analysis in derivative, non-standard shape factors, percent	9.30%
Implied volatility for shares, significant unobservable inputs, entity's own derivative	84.00%	54.00%	54.00%
Sensitivity Analysis In Derivative, Implied Volatility, Percent	49.00%	3200.00%	3200.00%
Long-Term Wind Energy Sale - Eastern U.S.
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis In Derivative, Implied Correlations, Percent	10.00%
Long-term contracts | Long-Term Power Sale - Alberta
Disclosure of detailed information about financial instruments [line items]
Long-term fixed price power sale contract, delivery volume | MW				12.5	12.5
Long-term contracts | UNITED STATES | Fixed-price contracts | Minimum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh					$ 20	$ 25
Long-term contracts | UNITED STATES | Fixed-price contracts | Maximum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh					35	$ 34
Long-term contracts | Canada | Fixed-price contracts
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh				$ 40
Sensitivity analysis in derivative, forward price, percent	20.00%
Long-term contracts | Canada | Fixed-price contracts | Minimum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh		$ 63
Long-term contracts | Canada | Fixed-price contracts | Maximum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh		67
Level III | Long-term contracts | Fixed-price contracts
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh					1
Level III | Long-term contracts | Fixed-price contracts | Minimum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh					7
Level III | Long-term contracts | Fixed-price contracts | Maximum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh					8
Level III | Long-term contracts | Forward contract
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh					6
Level III | Long-term contracts | Forward contract | Minimum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh					42
Level III | Long-term contracts | Forward contract | Maximum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh					$ 68
Recurring fair value measurement | Level I
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(1,000,000)		3,000,000
Recurring fair value measurement | Level III
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		$ 771,000,000		$ 695,000,000			$ 758,000,000